Discontinued Operations (Details) - Schedule of balance sheet discontinued operations - Spectrum Global Solutions, Inc. [Member]	Dec. 31, 2019 USD ($)
Current assets:
Cash	$ 93,678
Accounts receivable, net of allowance of $64,299	1,306,638
Contract assets	168,473
Prepaid expenses and deposits	180,989
Current assets of discontinued operations	1,749,778
Long-term assets:
Property and equipment, net of accumulated depreciation of $862,377	83,369
Goodwill	1,574,599
Customer lists, net of accumulated amortization of $382,967	2,411,862
Tradenames, net accumulated amortization of $176,608	592,513
Operating lease right-of-use assets	70,023
Other assets	25,746
Long-term assets of discontinued operations	4,758,112
Current liabilities:
Accounts payable and accrued liabilities	1,291,547
Contract liabilities	348,556
Operating lease liabilities	72,930
Current liabilities of discontinued operations	$ 1,713,033